intangible assets and goodwill - Intangible assets with indefinite lives and goodwill - spectrum licences and impairment testing (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible assets and goodwill
Intangible assets with indefinite lives	$ 9,910	$ 9,937
Goodwill, net	7,235	5,307
Total	$ 17,145	$ 15,244
Significant unobservable inputs (Level 3)
Intangible assets and goodwill
Period over which management has projected cash flows	3 years	3 years
Discount rates applied to cash flow projections	7.00%	7.00%
Growth rates applied to cash flow projections	2.00%	2.00%
Wireless
Intangible assets and goodwill
Intangible assets with indefinite lives	$ 9,910	$ 9,937
Goodwill, net	2,890	2,890
Total	12,800	12,827
Wireline
Intangible assets and goodwill
Goodwill, net	4,345	2,417
Total	$ 4,345	$ 2,417
Spectrum licences
Intangible assets and goodwill
Renewal of spectrum license ( in years)	20 years